Consolidated Condensed Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, issued
Preferred stock, outstanding
Class A Common Stock Subject to Possible Redemption
Common stock subject to possible redemption, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock subject to possible redemption, shares authorized	200,000,000	200,000,000	200,000,000
Common stock subject to possible redemption, shares at a redemption value	2,100,481	28,750,000	28,750,000
Common stock subject to possible redemption, per share (in Dollars per share)	$ 10.6	$ 10.1	$ 10
Class A Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	7,047,500
Common stock, shares outstanding	7,047,500
Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000	20,000,000
Common stock, shares issued	140,000	7,187,500	7,187,500
Common stock, shares outstanding	140,000	7,187,500	7,187,500